UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.4%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$5,000	$5,784,500
New York Environmental Facilities Corp., 5.00%, 10/15/39	3,360	3,788,064

		$9,572,564

Education — 29.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$225,232
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	117,288
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	222,800
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,470,568
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	223,708
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	877,192
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,102,456
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	873,464
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	326,706
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/28	550	644,974
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/29	300	348,561
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	456,775
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	264,667
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,027,800
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,207,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,443,565
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,154,700
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,241,560
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	559,780
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,022,812
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,337,820
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	289,595
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,953,343
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,709,829

		$64,102,495

Electric Utilities — 1.5%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,327,021

		$3,327,021

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$2,055	$2,215,064

		$2,215,064

General Obligations — 11.2%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,197,722
New York, 5.00%, 2/15/34(1)	7,250	8,142,330
New York City, 5.00%, 8/1/34(1)	8,650	9,731,683
Peekskill, 5.00%, 6/1/35	465	507,073
Peekskill, 5.00%, 6/1/36	490	534,335

		$24,113,143

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$686,619
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	904,271
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,768,217
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,217,647
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,498,782

		$20,075,536

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,579,975
New York Mortgage Agency, 3.55%, 10/1/33	1,000	978,880

		$3,558,855

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$566,254
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,711,181

		$2,277,435

Insured-Education — 18.4%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,060,762
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,974,560
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,746,310
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,681,795
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,585,591
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	3,750	4,084,425
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,287,780
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,384,650
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,302,608
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,491,200

		$39,599,681

Insured-Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,741,450
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,378,497

		$13,119,947

Insured-Escrowed/Prerefunded — 4.5%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$340,404
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,382,868
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,330,325
New York State Housing Finance Agency, (AGM), Prerefunded to 9/15/16, 5.00%, 3/15/37	2,415	2,548,284

		$9,601,881

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 9.3%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,559,212
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,708,802
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	222,166
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	220,616
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	219,564
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	218,970
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	185,407
Freeport, (AGC), 5.00%, 10/15/20	185	208,414
Freeport, (AGC), 5.00%, 10/15/21	195	218,328
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,193,960
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	876,760
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	922,574
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,810,124
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	848,106
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	890,530
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	980,839
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,029,610
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,720,173

		$20,034,155

Insured-Hospital — 2.2%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,668,212

		$4,668,212

Insured-Lease Revenue/Certificates of Participation — 2.3%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,320,274
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	901,714
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,767,507

		$4,989,495

Insured-Other Revenue — 2.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,537,660

		$4,537,660

Insured-Special Tax Revenue — 1.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,579,202
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	674,550
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	877,416

		$4,131,168

Insured-Transportation — 8.3%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,091,008
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,863,170

		$17,954,178

Other Revenue — 5.9%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,617,356
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,353,176
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,697,155

		$12,667,687

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 24.1%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,430,700
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,286,700
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,179,040
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,397,845
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,465,722
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,681,276
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,475,834

		$51,917,117

Transportation — 11.6%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,878,713
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,669,698
Nassau County Bridge Authority, 5.00%, 10/1/40	300	320,664
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,046,074
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,007,300

		$24,922,449

Water and Sewer — 5.6%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$869,262
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	575,780
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,115,770
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,580,725

		$12,141,537

Total Tax-Exempt Investments — 162.1% (identified cost $324,432,847)		$349,527,280

Other Assets, Less Liabilities — (62.1)%		$(133,938,584)

Net Assets — 100.0%		$215,588,696

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 13.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $429,040.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	50 U.S. Long Treasury Bond	Short	$(7,734,672)	$(7,542,188)	$192,484

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $192,484.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,329,724

Gross unrealized appreciation	$26,272,831
Gross unrealized depreciation	(1,930,275)

Net unrealized appreciation	$24,342,556

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$349,527,280	$—	$349,527,280
Total Investments	$—	$349,527,280	$—	$349,527,280
Futures Contracts	$192,484	$—	$—	$192,484
Total	$192,484	$349,527,280	$—	$349,719,764

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015